Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation. The accompanying consolidated financial statements (“financial statements”) have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Principles of Consolidation

Principles of Consolidation. The condensed consolidated financial statements include the accounts of Blackboxstocks Inc. and its wholly owned subsidiary Blackbox.io Inc., a Delaware corporation. All intercompany transactions and account balances between the Company and its subsidiary have been eliminated in consolidation. Transactions with its consolidated subsidiary are generally settled in cash.

Use of Estimates

Use of Estimates. The Company’s financial statement preparation requires that management make estimates and assumptions which affect the reporting of assets and liabilities and the related disclosure of contingent assets and liabilities in order to report these financial statements in conformity with GAAP. Actual results could differ from those estimates.

Segments	Segments. The Company operates as a single segment.
Cash

Cash. Cash includes all highly liquid investments that are readily convertible to known amounts of cash and have original maturities at the date of purchase of three months or less.

The Company maintains its cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC provides coverage of up to $250,000 per depositor, per financial institution, for the aggregate total of depositors’ interest and non-interest-bearing accounts. From time to time the Company’s cash balance exceeded FDIC limits. The Company has not experienced any losses on these accounts and management does not believe that the Company is exposed to any significant risks.

Accounts Receivable

Accounts Receivable. Accounts receivable consists of invoiced and unpaid sales. The Company records an allowance for doubtful accounts to allow for any amounts that may not be recoverable, which is based on an analysis of the Company’s prior collection experience, customer credit worthiness, and current economic trends. Accounts are considered delinquent when payments have not been received within the agreed upon terms and are written off when management determines that collection is not probable.

Investments in Marketable Securities

Investments in Marketable Securities. The Company has invested in marketable securities which primarily consist of investments in mutual funds that hold commercial and government debt securities. These investments are recorded at fair value based on quoted prices at the end of the Company’s reporting period. Any realized or unrealized gains or losses are recognized in the accompanying statements of operations.

Property and Equipment	Property and Equipment. The Company’s property and equipment is being depreciated on the straight-line basis over an estimated useful life of three years.
Impairment of Long-lived Assets

Impairment of Long-lived Assets. The Company evaluates long-lived assets for possible impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. This includes but is not limited to significant adverse changes in business climate, market conditions or other events that indicate an asset’s carrying amount may not be recoverable. Recoverability of these assets is measured by comparing the carrying amount of each asset to the future cash flows the asset is expected to generate. If the cash flows used in the test for recoverability are less than the carrying amount of these assets, the carrying amount of such assets is reduced to fair value.

Income Taxes

Income Taxes. The Company recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax basis of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. The Company provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Management evaluates the probability of the realization of its deferred income tax assets. Management determined that because the Company has not yet generated taxable income, it is unlikely that a tax benefit will be realized from these operating loss carry forwards. Accordingly, the deferred income tax asset is offset by a full valuation allowance.

In accordance with ASC Topic 740, Income Taxes, the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be capable of withstanding examination by the taxing authorities based on the technical merits of the position. These standards prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Revenue Recognition

Revenue Recognition. The Company operates under a software as a service (SaaS) model whereby we sell monthly and annual subscriptions allowing subscribers access to our platform. We recognize revenue over the subscription period (either monthly or annual) and record cash received but not yet earned as unearned subscriptions on our balance sheet in accordance with ASC 606.

Additionally, the Company receives revenues from commissions and the sale of promotional products which are presented as other revenues on the accompanying statements of operations. Commission revenues are recognized as they are earned and revenues from the sale of promotional products are recognized upon shipment.

Software Development Costs

Software Development Costs. The Company accounts for software development costs pursuant to ASC 985, Software, which requires that the costs incurred for planning, designing, coding and testing of software prior to technological feasibility be recorded as research and development expenses as incurred. Such costs include both internal development and engineering costs as well as development expenses contracted through third parties.

Advertising Expenses

Advertising Expenses. The Company accounts for its advertising and marketing expenses in accordance with ASC 720-35-50 and expenses all costs as incurred including direct expenses of advertisement placement as well as the cost of producing or creating the advertisement.

Prepaid Expenses

Prepaid Expenses. Prepaid expenses are current assets created when the Company makes payments or incurs an obligation for expenses identified for a future period. These amounts are charged to expense as the services are provided.

Leases

Leases. The Company uses the right-of-use (“ROU”) model to account for leases where the Company is the lessee, which requires an entity to recognize a lease liability and ROU asset on the lease commencement date. A lease liability is measured equal to the present value of the remaining lease payments over the lease term and is discounted using the incremental borrowing rate, as the rate implicit in the Company’s leases is not readily determinable. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment. Lease payments include payments made before the commencement date and any residual value guarantees, if applicable. When determining the lease term, the Company includes option periods that it is reasonably certain to exercise as failure to renew the lease would impose a significant economic detriment.

For operating leases, minimum lease payments or receipts, including minimum scheduled rent increases, are recognized as rent expense where the Company is a lessee on a straight-line basis (“Straight-Line Rent”) over the applicable lease terms. The excess of the Straight-Line Rent over the minimum rents paid is included in the ROU asset where the Company is a lessee. Short-term lease cost for operating leases includes rental expense for leases with a term of less than 12 months.

Stock-Based Compensation

Stock-Based Compensation. The Company may issue stock options to employees and stock options or warrants to non-employees in non-capital raising transactions for services and for other costs. The cost of stock options and warrants issued is measured on the grant date based on the fair value using the Cox-Ross-Rubinstein option pricing model. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.

The Cox-Ross-Rubinstein option model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instrument. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements. In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes, which enhances the transparency of income tax disclosures by expanding annual disclosure requirements related to the rate reconciliation and income taxes paid. The amendments are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis. Retrospective application is permitted. Adoption did not have any impact on the Company’s disclosures.

In November 2023, the FASB issued Accounting Standards Update 2023-07 (“ASU 2023-07”), Segment Reporting, which improves reportable segment disclosure requirements. ASU 2023-07 primarily enhances disclosures about significant segment expenses by requiring that a public entity disclose significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss. This ASU also (i) requires that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment, and a description of its composition; (ii) requires that all annual disclosures are provided in the interim periods; (iii) clarifies that if the CODM uses more than one measure of profitability in assessing segment performance and deciding how to allocate resources, that one or more of those measures may be reported; (iv) requires disclosure of the title and position of the CODM and a description of how the reported measures are used by the CODM in assessing segment performance and in deciding how to allocate resources; (v) requires that an entity with a single segment provide all new required disclosures. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 and requires retrospective application. Early adoption is permitted. The amendments under ASU 2023-07 relate to financial disclosures and its adoption will not have an impact on the Company’s results of operations, financial position or cash flows. Adoption did not have any impact on the Company’s disclosures.

Subsequent Events	Subsequent Events. The Company has evaluated all transactions through the date the financial statements were issued for subsequent event disclosure or adjustment consideration.
Earnings or (Loss) Per Share

Earnings or (Loss) Per Share. Basic earnings per share (or loss per share), is computed by dividing the earnings (loss) for the period by the weighted average number of common stock shares outstanding for the period. Diluted earnings per share reflects the potential dilution of securities by including other potentially issuable shares of common stock, including shares issuable upon conversion of convertible securities or exercise of outstanding stock options and warrants, in the weighted average number of common shares outstanding for the period. Therefore, because including shares issuable upon conversion of convertible securities and/or exercise of outstanding options and warrants would have an anti-dilutive effect on the loss per share, only the basic earnings (loss) per share is reported in the accompanying financial statements for period of loss.

The Company had total potential additional dilutive securities outstanding at December 31, 2024 and 2023, as follows.

	2024	2023
Series A Convertible Preferred Shares	3,269,998	3,269,998
Conversion rate	0.2	0.2
Common shares after conversion	654,000	654,000
Option shares	144,125	215,625
Warrant shares	88,510	109,584